Financial instruments, Financial Risks and Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 SGD ($) Customers	Dec. 31, 2022 SGD ($) Customers
Disclosure of credit risk management
Percentage of accounts receivable from major customers	75.00%	77.00%
Number of major customers | Customers	6	5
Transfers between levels	no
Currency risk [member]
Disclosure of monetary assets and monetary liabilities
Risk exposure associated with instruments sharing characteristic percentage change in risk	5.00%	5.00%
Risk exposure associated with instruments sharing characteristic	$ 5.9	$ 4.3
Liquidity risk management [Member]
Disclosure of credit risk management
Undrawn borrowing facility	$ 20.0	$ 25.7